Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (978)	$ (293)	$ 467
Other comprehensive loss, net of tax:
Change in cumulative foreign currency translation adjustment	(57)	(130)	(392)
Comprehensive income (loss)	(1,035)	(423)	75
Comprehensive loss (income) attributable to non-controlling interest	19	(12)	17
Comprehensive income (loss) attributable to Highway Holdings Limited’s shareholders	$ (1,016)	$ (435)	$ 92